Share-Based Compensation - Summary of Options Granted by the Company's Board of Directors (Detail)	12 Months Ended
Dec. 31, 2021 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning balance, Total Options | shares	28,377,521
Total Options, Granted | shares	12,591,974
Total Options, Cancelled | shares	(6,689,307)
Total Options, Exercised | shares	(79,212)
Ending balance, Total Options | shares	34,200,976
Beginning balance, Weighted Average Exercise Price | $ / shares	$ 1.26
Weighted Average Exercise Price, Granted | $ / shares	1.72
Weighted Average Exercise Price, Cancelled | $ / shares	1.25
Weighted Average Exercise Price, Exercised | $ / shares	1.32
Ending balance, Weighted Average Exercise Price | $ / shares	$ 1.43